Share capital (Tables)	6 Months Ended
Jun. 30, 2022
Statement [LineItems]
Summary of Share Capital

EUR millions	June 30, 2022	December 31, 2021

Share capital - par value	322	321

Share premium	6,952	7,033
Total share capital	7,274	7,354

Share capital - par value

Balance at January 1	321	320

Dividend	-	1

Share dividend	1	-
Balance	322	321

Share premium

Balance at January 1	7,033	7,160

Share dividend	(80)	(127)
Balance	6,952	7,033

Summary of Basic Earnings Per Share

EUR millions	YTD 2022	YTD 2021

Earnings per share (EUR per share)

Basic earnings per common share	0.39	0.69

Basic earnings per common share B	0.01	0.02

Diluted earnings per common share	0.39	0.69
Diluted earnings per common share B	0.01	0.02

Earnings per share calculation

Net result attributable to owners of Aegon N.V.	810	1,448

Coupons on other equity instruments	(16)	(23)
Earnings attributable to common shares and common shares B	794	1,425

Earnings attributable to common shareholders	789	1,415

Earnings attributable to common shareholders B	5	10

Weighted average number of common shares outstanding (in millions)	2,021	2,045

Weighted average number of common shares B outstanding (in millions)	538	559